INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments In And Advance To Affiliates, Subsidiaries, Associates And Joint Ventures [Roll Forward]
Carrying value, beginning balance	$ 128,407
Carrying value, ending balance	124,239	$ 128,407
Other Unconsolidated affiliates
Investments In And Advance To Affiliates, Subsidiaries, Associates And Joint Ventures [Roll Forward]
Carrying value, beginning balance	128,407	118,072
Share of income after tax	7,270	14,851
Acquisition of Legacy Dole investments		22,314
Additions	3,450	3,242
Gain on step-up acquisition of other equity method investments		7,670
Subsidiary becoming equity method investment	712	(11,970)
Disposals	(1,087)	(9,537)
Dividends received from investments	(9,391)	(10,611)
Foreign exchange impact and other	(5,122)	(5,624)
Carrying value, ending balance	$ 124,239	$ 128,407